Fair Value of Financial Assets and Liabilities	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Fair Value of Financial Assets and Liabilities

21 Fair Value of Financial Assets and Liabilities

The following table summarizes the estimated fair value and carrying amount of our financial instruments measured on a recurring basis:

			December 31, 2017		December 31, 2016
	Fair value hierarchy		Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
Assets:
Notes hedges	3	1)	301	301	258	258
Other financial assets	2		29	29	40	40
Derivative instruments-assets	2		10	10	3	3
Liabilities:
Short-term debt	2		(2)	(2)	(15)	(15)
Short-term debt (bonds)	2		(749)	(755)	(406)	(406)
Long-term debt (bonds)	2		(4,728)	(4,879)	(7,752)	(8,011)
2019 Cash Convertible Senior Notes	2		(1,059)	(1,418)	(1,014)	(1,310)
Other long-term debt	2		(27)	(27)	(1)	(1)
Notes Embedded Conversion Derivative	3	1)	(301)	(301)	(258)	(258)
Derivative instruments-liabilities	2		—	—	(6)	(6)

1)	During the fourth quarter of 2016, the Notes hedges and the Notes Embedded Conversion Derivative were transferred from level 2 to level 3 of the fair value hierarchy.

The following methods and assumptions were used to estimate the fair value of financial instruments:

Other financial assets and derivatives

For other financial assets and derivatives the fair value is based upon significant other observable inputs depending on the nature of the other financial asset and derivative.

Notes hedges and Notes Embedded Conversion Derivative

At December 31, 2017, the Notes hedges and the Notes Embedded Conversion Derivative are measured at fair value using level 3 inputs. The instruments are not actively traded and are valued at the measurement date using an option pricing model that uses observable inputs for the share price of NXP’s common stock, risk-free interest rate, dividend yield and the term, in combination with a significant unobservable input for volatility. Volatility has historically been determined by a hypothetical market place. During the second quarter of 2017, an adjustment was made to this factor where we utilized the hypothetical marketplace and also considered the implied volatility in actively traded call options with a similar term. The volatility factor utilized at December 31, 2017 was 29% and at December 31, 2016 the volatility factor utilized was 37%. The change in the fair value of the Notes hedges and Notes Embedded Conversion Derivative was solely the gain and loss, respectively for each instrument that was recognized.

Debt

The fair value is estimated on the basis of observable inputs other than quoted prices in active markets for identical liabilities for certain issues, or on the basis of discounted cash flow analyses. Accrued interest is included under accrued liabilities and not within the carrying amount or estimated fair value of debt.

Assets and liabilities recorded at fair value on a non-recurring basis

We measure and record our non-marketable equity investments (non-marketable equity method and cost method investments) and non-financial assets, such as intangible assets and property, plant and equipment, at fair value when an impairment charge is required.